RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 08, 2021	Sep. 23, 2020	Jul. 15, 2020
Related Party Transaction [Line Items]
Repayment of debt			$ 100,349
Sponsor | IPO Promissory Note
Related Party Transaction [Line Items]
Repayment of debt	$ 100,349
Amount available for borrowings						$ 300,000
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Maximum amounts of transaction				$ 100,000
Interest rate				2.75%
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month					$ 10,000
Expenses incurred			30,000
Administrative Services and Support Services Agreements
Related Party Transaction [Line Items]
Expenses per month					10,000
Expenses incurred		$ 57,532
Support Services Agreement
Related Party Transaction [Line Items]
Expenses per month					$ 10,000
Expenses incurred			30,000
Working Capital Loans
Related Party Transaction [Line Items]
Loans convertible into warrants		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)		$ 1.50	$ 1.50